STOCKHOLDERS' EQUITY - AOCI Reclassifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization of pension and other post-retirement liability adjustments
Other income, net	$ 1.5	$ 3.8	$ 9.6
Pension settlement charges	4.8	21.0	5.7
Income before income tax expense (benefit)	6.9	90.9	98.2
Tax (benefit)	(0.8)	23.4	24.9
Net earnings	7.7	67.5	73.3
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Credits | Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of pension and other post-retirement liability adjustments
Other income, net	0.2	0.7	0.7
Accumulated Defined Benefit Plans Adjustment, Net Losses | Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of pension and other post-retirement liability adjustments
Other income, net	(1.4)	(0.9)	(0.9)
Accumulated Defined Benefit Plans Adjustment, Pension Settlement Charge s | Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of pension and other post-retirement liability adjustments
Pension settlement charges	(4.8)	(20.8)	(5.7)
Accumulated Defined Benefit Plans Liability Adjustment | Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of pension and other post-retirement liability adjustments
Income before income tax expense (benefit)	(6.0)	(21.0)	(5.9)
Tax (benefit)	(1.6)	(5.5)	(1.5)
Net earnings	$ (4.4)	$ (15.5)	$ (4.4)